Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			$ 4,610,856	$ 6,387,464	$ 6,387,464	$ 2,878,278
Impairment of intangible assets					347,110	1,139,908
Amortization expense	$ (300,000)	$ (400,000)	(592,000)	(708,000)	(1,429,498)	(640,906)
Intangible assets, net, beginning balance	4,019,000	5,679,000	4,019,000	5,679,000	4,610,856	6,387,464
Impairment of intangible assets					(347,110)	(1,139,908)
Impairment of intangible assets						5,290,000
Trademark Muscle Maker Grill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			669,992	1,525,653	1,525,653	2,524,000
Impairment of intangible assets					(347,110)	(998,347)
Amortization expense			(167,000)	(252,000)	(508,551)
Intangible assets, net, beginning balance	503,000	1,274,000	503,000	1,274,000	669,992	1,525,653
Impairment of intangible assets					347,110	998,347
Impairment of intangible assets
Franchise Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			135,659	162,439	162,439	354,278
Impairment of intangible assets						(141,561)
Amortization expense			(13,000)	(13,000)	(26,780)	(50,278)
Intangible assets, net, beginning balance	123,000	149,000	123,000	149,000	135,659	162,439
Impairment of intangible assets						141,561
Impairment of intangible assets
Trademark SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			29,080	38,075	38,075
Impairment of intangible assets
Amortization expense			(4,000)	(4,000)	(8,995)	(6,925)
Intangible assets, net, beginning balance	25,000	34,000	25,000	34,000	29,080	38,075
Impairment of intangible assets
Impairment of intangible assets						45,000
Domain Name SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			80,778	105,764	105,764
Impairment of intangible assets
Amortization expense			(12,000)	(12,000)	(24,986)	(19,236)
Intangible assets, net, beginning balance	69,000	94,000	69,000	94,000	80,778	105,764
Impairment of intangible assets
Impairment of intangible assets						125,000
Customer List SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			90,470	118,455	118,455
Impairment of intangible assets
Amortization expense			(14,000)	(14,000)	(27,985)	(21,545)
Intangible assets, net, beginning balance	76,000	104,000	76,000	104,000	90,470	118,455
Impairment of intangible assets
Impairment of intangible assets						140,000
Proprietary Recipes SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			103,396	135,378	135,378
Impairment of intangible assets
Amortization expense			(16,000)	(16,000)	(31,982)	(24,622)
Intangible assets, net, beginning balance	87,000	119,000	87,000	119,000	103,396	135,378
Impairment of intangible assets
Impairment of intangible assets						160,000
Non-Compete Agreement SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			106,751	193,339	193,339
Impairment of intangible assets
Amortization expense			(43,000)	(43,000)	(86,588)	(66,661)
Intangible assets, net, beginning balance	64,000	150,000	64,000	150,000	106,751	193,339
Impairment of intangible assets
Impairment of intangible assets						260,000
Trademark Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			117,881	152,862	152,862
Impairment of intangible assets
Amortization expense			(17,000)	(17,000)	(34,981)	(22,138)
Intangible assets, net, beginning balance	101,000	136,000	101,000	136,000	117,881	152,862
Impairment of intangible assets
Impairment of intangible assets						175,000
Franchisee License Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			2,322,125	2,599,473	2,599,473
Impairment of intangible assets
Amortization expense			(138,000)	(138,000)	(277,348)	(175,527)
Intangible assets, net, beginning balance	2,184,000	2,461,000	2,184,000	2,461,000	2,322,125	2,599,473
Impairment of intangible assets
Impairment of intangible assets						2,775,000
Proprietary Recipes Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			866,614	1,029,000	1,029,000
Impairment of intangible assets
Amortization expense			(80,000)	(80,000)	(161,302)	(102,084)
Intangible assets, net, beginning balance	787,000	949,000	787,000	949,000	866,614	1,029,000
Impairment of intangible assets
Impairment of intangible assets						1,130,000
Non-Compete Agreement Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance			88,110	328,110	328,110
Impairment of intangible assets
Amortization expense			(88,000)	(119,000)	(240,000)	(151,890)
Intangible assets, net, beginning balance		$ 209,000		209,000	88,110	328,110
Impairment of intangible assets
Impairment of intangible assets						$ 480,000